FAIR VALUES AND MEASUREMENTS OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
The following table presents the fair value measurements of assets and liabilities recognized in the accompanying balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2015 and 2014:

	Fair Value Measurements Using
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
(In thousands)	(Level 1)	(Level 2)	(Level 3)	Balance
December 31, 2015
Assets
U.S. government agency securities	$0	$2,518	$0	$2,518
State and political subdivisions, AFS	0	4,232	0	4,232
State and political subdivisions, HTM	0	0	666	666
Mortgage-backed securities	0	1,961	0	1,961
Total Assets	$0	$8,711	$666	$9,377

Liabilities	$0	$0	$0	$0

December 31, 2014
Assets
U.S. government agency securities	$0	$1,965	$0	$1,965
State and political subdivisions	0	6,596	0	6,596
Mortgage-backed securities	0	2,466	0	2,466
Total Assets	$0	$11,027	$0	$11,027

Liabilities	$0	$0	$0	$0

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Table Text Block]
The following table presents the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a non-recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2015 and 2014:

		Fair Value Measurements Using
		Quoted Prices
		In Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(In thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2015
Impaired loans	$4,796	$0	$0	$4,796
Real estate acquired through foreclosure	193	0	0	193

December 31, 2014
Impaired loans	$5,526	$0	$0	$5,526
Real estate acquired through foreclosure	2,255	0	0	2,255

Schedule Of Carrying Amount and Fair Values Of Financial Instruments [Table Text Block]
The following tables present the fair value measurements of financial instruments and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2015 and 2014:

			Fair Value Measurements Using
			Quoted Prices
			in Active	Significant
			Markets for	Other	Significant
(In thousands)			Identical	Observable	Unobservable
	Carrying	Estimated	Assets	Inputs	Inputs
December 31, 2015	Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
Financial Assets:
Cash equivalents and federal funds sold	$18,895	$18,895	$18,895	$0	$0
Securities available for sale	8,711	8,711	0	8,711	0
Securities held to maturity	666	666	0	0	666
Other investment securities	2,209	2,209	0	0	2,209
Loans, net of allowance for loan loss	293,072	306,704	0	0	306,704
Accrued interest receivable	1,302	1,302	0	0	1,302

Financial Liabilities:
Noninterest-bearing deposits	$(55,574)	$(55,574)	$(55,574)	$0	$0
Interest-bearing deposits	(147,994)	(147,994)	0	(147,994)	0
Time deposits	(93,058)	(92,370)	0	(92,370)	0
FHLB advances	(6,574)	(5,893)	0	(5,893)	0
Accrued interest payable	(45)	(45)	0	0	(45)

			Fair Value Measurements Using
			Quoted Prices	Significant
			In Active	Other	Significant
(In thousands)			Markets for	Observable	Unobservable
	Carrying	Estimated	Identical Assets	Inputs	Inputs
December 31, 2014	Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
Financial Assets:
Cash equivalents and federal funds sold	$27,151	$27,151	$27,151	$0	$0
Securities available for sale	11,027	11,027	0	11,027	0
Other investment securities	2,209	2,209	0	0	2,209
Loans, net of allowance for loan loss	275,025	291,274	0	0	291,274
Accrued interest receivable	1,334	1,334	0	0	1,334

Financial Liabilities:
Noninterest-bearing deposits	$(50,350)	$(50,350)	$(50,350)	$0	$0
Interest-bearing deposits	(142,022)	(142,022)	0	(142,022)	0
Time deposits	(106,399)	(106,283)	0	(106,283)	0
FHLB advances	(1,692)	(1,374)	0	(1,374)	0
Accrued interest payable	(51)	(51)	0	0	(51)

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
In 2015, the Corporation purchased a municipal bond which was determined to be a Level 3 asset. Changes in Level 3 assets measured at fair value on a recurring basis for the year ended December 31, 2015 are as follows:

December 31, 2015	Municipal Bonds
(In thousands)
Beginning balance – January 1, 2014	$0
Purchases	740,000
Principal payments	74,000
Ending balance – December 31, 2015	$666,000